Deposits (Narrative) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Deposits [Abstract]
Noninterest-bearing deposits	$ 150,200,000	$ 132,500,000
Time deposits, $100,000 or more	928,100,000	865,400,000
Deposits reclassified as loans receivable	$ 138,000	$ 123,000